Commitments and Contingencies - Aditional Informaion (Details) $ in Thousands		9 Months Ended		12 Months Ended
	Jul. 09, 2024 action	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Number of claims consolidated | action	2
Payments made to publishers				$ 8,800
Other expense				0	$ 8,830
Rent expense		$ 200	$ 200	$ 300	$ 300
Operating lease, weighted-average remaining lease term		3 years 10 months 24 days	4 years 9 months 18 days	4 years 6 months	5 years 6 months
Operating lease, weighted-average discount rate		8.30%	8.30%	8.30%	8.30%